STOCKHOLDERS’ EQUITY - Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	$ 1,445,138	$ 1,399,364	$ 1,412,157	$ 1,386,664	$ 1,399,364	$ 1,386,664
Total other comprehensive income (loss)	41,832		(8,927)		62,339	(22,666)
Equity at end of period	1,488,362	1,445,138	1,473,572	1,412,157	1,488,362	1,473,572
Interest expense	17,516		18,788		34,698	36,736
Cost of sales	2,210,127		1,923,505		4,127,338	3,850,202
Gain (Loss) Reclassified to Earnings from AOCI, Not designated as a Hedge, Net	(970)				(970)
Fair Value of Derivatives
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	10,126	22,126	29,650	24,403	22,126	24,403
Other comprehensive income (loss) attributable to Dole plc before reclassifications	(23,234)	(11,154)	6,758	12,355
Income tax effect of amounts in other comprehensive income (loss) attributable to Dole plc before reclassifications	5,375	2,652	(2,143)	(2,216)
Gross amounts reclassified from accumulated other comprehensive loss	1,801	(4,936)	(8,881)	(7,156)
Income tax effect of amounts reclassified from accumulated other comprehensive loss	50	1,438	1,432	2,264
Total other comprehensive income (loss)	(16,008)	(12,000)	(2,834)	5,247
Equity at end of period	(5,882)	10,126	26,816	29,650	(5,882)	26,816
Fair Value of Derivatives | Reclassification out of Accumulated Other Comprehensive Income
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Gross amounts reclassified from accumulated other comprehensive loss	1,801		(8,881)		(3,135)	(16,037)
Interest expense	6,546		(1,042)		5,801	(341)
Cost of sales	3,775		7,839		7,966	15,696
Pension & Other Postretirement Benefits
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	(59,815)	(59,815)	(48,229)	(48,229)	(59,815)	(48,229)
Other comprehensive income (loss) attributable to Dole plc before reclassifications	0	0	0	0
Income tax effect of amounts in other comprehensive income (loss) attributable to Dole plc before reclassifications		0		0
Gross amounts reclassified from accumulated other comprehensive loss	0	0	0	0
Income tax effect of amounts reclassified from accumulated other comprehensive loss	0	0	0	0
Total other comprehensive income (loss)	0	0	0	0
Equity at end of period	(59,815)	(59,815)	(48,229)	(48,229)	(59,815)	(48,229)
Foreign Currency Translation
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	(98,975)	(128,491)	(103,545)	(86,965)	(128,491)	(86,965)
Other comprehensive income (loss) attributable to Dole plc before reclassifications	51,300	29,516	(4,415)	(16,580)
Income tax effect of amounts in other comprehensive income (loss) attributable to Dole plc before reclassifications		0		0
Gross amounts reclassified from accumulated other comprehensive loss	0	0	0	0
Income tax effect of amounts reclassified from accumulated other comprehensive loss	0	0	0	0
Total other comprehensive income (loss)	51,300	29,516	(4,415)	(16,580)
Equity at end of period	(47,675)	(98,975)	(107,960)	(103,545)	(47,675)	(107,960)
Accumulated Other Comprehensive Loss
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	(148,664)	(166,180)	(122,124)	(110,791)	(166,180)	(110,791)
Other comprehensive income (loss) attributable to Dole plc before reclassifications	28,066	18,362	2,343	(4,225)
Income tax effect of amounts in other comprehensive income (loss) attributable to Dole plc before reclassifications	5,375	2,652	(2,143)	(2,216)
Gross amounts reclassified from accumulated other comprehensive loss	1,801	(4,936)	(8,881)	(7,156)
Income tax effect of amounts reclassified from accumulated other comprehensive loss	50	1,438	1,432	2,264
Total other comprehensive income (loss)	35,292	17,516	(7,249)	(11,333)
Equity at end of period	$ (113,372)	$ (148,664)	$ (129,373)	$ (122,124)	$ (113,372)	$ (129,373)